ACQUISITION - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Equity loss recorded			$ (400)	$ (613)	$ (687)	$ 984
uSTAR
Business Acquisition [Line Items]
Cash invested to acquire equity interest	$ 1,900	$ 1,800
Equity method investment, ownership interest (as a percent)		49.00%
Interest owned after transaction	100.00%		100.00%	100.00%